Share-based Compensation - Schedule of share based compensation stock option activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation [Abstract]
Number of options - Beginning balance	8,329	6,991	6,405
Number of options - Granted	888	2,072	1,592
Number of options - Exercised	(2,962)
Number of options - Forfeited	(353)	(734)	(1,006)
Number of options - Ending balance	5,902	8,329	6,991	6,405
Number of options - Vested and exercisable	2,182	3,584
Weighted average exercise price per share - Beginning balance	$ 2.43	$ 2.13	$ 1.91
Weighted average exercise price per share - Granted	4.00	3.50	3.00
Weighted average exercise price per share - Exercised	1.84
Weighted average exercise price per share - Forfeited	3.14	2.60	2.16
Weighted average exercise price per share - Ending balance	2.92	2.43	$ 2.13	$ 1.91
Weighted average exercise price per share - Vested and exercisable	$ 2.32	$ 1.87
Weighted average remaining contractual life	3 years 25 days	3 years 21 days	3 years 4 months 24 days	4 years 3 days
Weighted average remaining contractual life - Vested and exercisable	1 year 10 months 20 days	1 year 11 months 12 days
Aggregate intrinsic value	$ 139,326	$ 97,000	$ 29,468
Aggregate intrinsic value - Vested and exercisable	$ 52,828	$ 43,749